Quarterly Financial InformationQuarterly Financial Information (Unaudited)	5 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (Unaudited)
Note 12. Quarterly Financial Information (Unaudited)
The following tables contain unaudited consolidated quarterly financial information for the quarterly period ended September 30, 2020 that has been updated to reflect the restatement and revision of the Company’s consolidated financial statements as described in Note 2—Restatement of Previously Issued Financial Statements. The restatement and revision had no impact net loss, net cash flows from operating, investing or financing activities. The Company has not amended its previously filed Quarterly Report on Form 10-Q for the Affected Period. The financial information that has been previously filed or otherwise reported for the Affected Period is superseded by the information in this Annual Report, and the financial statements and related financial information for the Affected Period contained in such previously filed report should no longer be relied upon.

	As of September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Balance Sheet
Total assets	$252,293,467	$—	$252,293,467

Total liabilities	23,712,999	1	23,713,000
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	235,580,540	26,419,540	250,000,000
Shareholders’ equity
Preference shares - $0.0001 par value	—	—	—
Class A ordinary shares - $0.0001 par value	264	(264)	—
Class B ordinary shares - $0.0001 par value	625	—	625
Additional paid-in-capital	6,635,073	(6,635,073)	—
Accumulated deficit	(1,635,954)	(19,784,204)	(21,420,158)

Total shareholders’ equity	5,000,008	(26,419,541)	(21,419,533)

Total liabilities and shareholders’ equity	$252,293,467	$—	$252,293,467

	Period From August 5, 2020 (Inception) Through September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Statement of Operations
Net loss	$(1,635,954)	$—	$(1,635,954)

Basic and Diluted weighted-average Class A common shares outstanding	25,000,000	(20,454,545)	4,545,455

Basic and Diluted net loss per Class A share	$0.00	(0.16)	$(0.16)

Basic and Diluted weighted-average Class B common shares outstanding	5,738,636	—	5,738,636

Basic and Diluted net loss per Class B share	$(0.29)	0.13	$(0.16)

	Period From August 5, 2020 (Inception) Through September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Statement of Cash Flows
Initial value of Class A ordinary shares subject to possible redemption as revised	$237,548,370	$(237,548,370)	$—
Change in initial value of Class A ordinary shares subject to possible redemption as revised	$(8,831,870)	$8,831,870	$—